Note 11 - Notes Payable - Warrants Value, Option Pricing Model (Details) - Notes Payable [Member]	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Weighted average expected volatility	1.47	1.54
Measurement Input, Expected Term [Member]
Weighted average expected volatility	10	10
Measurement Input, Risk Free Interest Rate [Member]
Weighted average expected volatility	0.031	0.027
Measurement Input, Expected Dividend Rate [Member]
Weighted average expected volatility	0	0